Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
LTIP
Share based Compensation
Summary of share-based compensation expenses

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Research and development expenses	691	409
Administrative expenses	578	377
	1,269	786
Recorded with a corresponding credit to:
Liability	594	166
Additional paid-in capital	675	620
	1,269	786

Schedule of Ordinary Shares of the Company purchased and held by the Trustee

	Number of treasury shares	Cost in US$’000
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Distributed	(42,038)	(1,800)
As at June 30, 2017	55,978	1,957

The Company
Share based Compensation
A summary of share option activity and related information

			Weighted-average
	Number of	Weighted-average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding as at January 1, 2016	442,365	5.16
Granted	693,686	19.70
Exercised	(92,705)	3.54
Lapsed	(3,750)	6.10
Outstanding as at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(31,381)	4.40
Lapsed	(4,375)	6.10
Outstanding as at June 30, 2017	1,153,840	17.41	6.78	21,595
Vested and expected to vest as at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable as at December 31, 2016	767,376	14.64	6.66	6,106
Vested and expected to vest as at June 30, 2017	1,153,840	17.41	6.78	21,595
Vested and exercisable as at June 30, 2017	760,995	15.23	6.28	15,900

Assumption for fair value of share options granted

Grant date
March 27, 2017
Value of each share option	£12.69
Significant inputs into the valuation model:
Exercise price	£31.05
Share price at effective date of grant	£31.05
Expected volatility	36.30%
Risk-free interest rate	1.17%
Contractual life of share options	10 years
Expected dividend yield	0%

Summary of share option values

	Six Months Ended
	June 30,
	2017	2016
Weighted-average grant-date fair value of share options granted during the period (in £ per share)	12.69	8.83
Total intrinsic value of share options exercised in US$’000	1,049	775

Summary of share-based compensation expenses

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Research and development expenses	565	965